LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Abstract]
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Text Block]
2014

(EUR in millions)
Goodwill, software, other intangibles and premises and equipment	126
Other assets	15
Total long-lived assets held for sale	141

Accounts payable, accrued expenses and other liabilities	7
Total liabilities directly associated with long-lived assets held for sale	7

In “Goodwill, software, other intangibles and premises and equipment” are included premices of Finansbank, amounted to EUR 23 million, which were disposed of by the end of April 2015.